Legal Proceedings and Other Contingencies	12 Months Ended
Dec. 31, 2017
Disclosure Of Legal Proceedings And Other Contingencies [Line Items]
Legal Proceedings and Other Contingencies

25 LEGAL PROCEEDINGS AND OTHER CONTINGENCIES

GENERAL

In the ordinary course of business, Shell subsidiaries are subject to a number of contingencies arising from litigation and claims brought by governmental, including tax authorities, and private parties. The operations and earnings of Shell subsidiaries continue, from time to time, to be affected to varying degrees by political, legislative, fiscal and regulatory developments, including those relating to the protection of the environment and indigenous groups in the countries in which they operate. The industries in which Shell subsidiaries are engaged are also subject to physical risks of various types.

The amounts claimed in relation to such events and, if such claims against Shell were successful, the costs of implementing the remedies sought in the various cases could be substantial. Based on information available to date and taking into account that in some cases it is not practicable to estimate the possible magnitude or timing of any resultant payments, management believes that the foregoing are not expected to have a material adverse impact on Shell’s Consolidated Financial Statements. However, there remains a high degree of uncertainty around these contingencies, as well as their potential effect on future operations, earnings, cash flows and Shell’s financial condition.

PESTICIDE LITIGATION

Shell Oil Company (SOC), along with other agricultural chemical pesticide manufacturers and distributors, has been sued by public and quasi-public water purveyors alleging responsibility for groundwater contamination caused by applications of chemical pesticides. Most of these lawsuits assert various theories of strict liability and seek to recover actual damages, including water well treatment and remediation costs. All of the suits assert claims for punitive damages. There are approximately 35 such cases pending. Based on the claims asserted and SOC’s track record with regard to amounts paid to resolve varying claims, management does not expect that the outcome of these lawsuits pending at December 31, 2017, will have a material adverse impact on Shell. However, there remains a high degree of uncertainty regarding the potential outcome of some of these pending lawsuits, as well as their potential effect on future operations, earnings, cash flows and Shell’s financial condition.

CLIMATE CHANGE LITIGATION

Municipalities in California and New York have filed nine lawsuits against oil and gas companies, including Royal Dutch Shell plc. The plaintiffs seek damages for claimed harm to their public and private infrastructure from rising sea levels allegedly due to climate change caused by the defendants’ fossil fuel products. Management believes the outcome of these matters should be resolved in a manner favourable to Shell, however, there remains a high degree of uncertainty regarding the ultimate outcome of these lawsuits, as well as their potential effect on future operations, earnings, cash flows and Shell’s financial condition.

NIGERIAN LITIGATION

Shell subsidiaries and associates operating in Nigeria are parties to various environmental and contractual disputes brought in the courts of Nigeria, England and the Netherlands. These disputes are at different stages in litigation, including at the appellate stage, where judgements have been rendered against Shell entities. If taken at face value, the aggregate amount of these judgements could be seen as material. Management, however, believes that the outcomes of these matters will ultimately be resolved in a manner favourable to Shell. However, there remains a high degree of uncertainty regarding these cases, as well as their potential effect on future operations, earnings, cash flows and Shell’s financial condition.

The authorities in various countries are investigating Shell Nigeria Exploration and Production Company Ltd.’s (SNEPCO’s) investment in Nigerian oil block OPL 245 and the 2011 settlement of litigation pertaining to that block with regard to potential anti-bribery, anti-corruption and anti-money laundering laws. On January 27, 2017, the Nigeria Federal High Court issued an Interim Order of Attachment for OPL 245, pending the conclusion of the investigation. SNEPCO applied for and was granted a discharge of this order on constitutional and procedural grounds. Also in Nigeria, in March 2017, criminal charges alleging official corruption and conspiracy to commit official corruption were filed against SNEPCO, one current Shell employee and third parties including ENI SpA and one of its subsidiaries. Those proceedings are ongoing. In March 2017, parties alleging to be shareholders of Malabu Oil and Gas Company Ltd. filed an action to challenge the 2011 settlement and the award of OPL 245 to SNEPCO and an ENI SpA subsidiary by the Federal Government of Nigeria. Those proceedings are also ongoing. On February 14, 2017, Royal Dutch Shell plc received a notice of request for indictment from the Milan public prosecutor with respect to this matter. On December 20, 2017, Royal Dutch Shell plc along with four former Shell employees including one former executive were remanded to trial in Milan. On March 5, 2018, the Court of Milan declared that the first hearing is scheduled for May 14, 2018. Based on Shell’s review of the Prosecutor of Milan's file and all of the information and facts currently available to Shell, management does not believe that there is a basis to convict Shell. Furthermore, management is not aware of any evidence to convict any former or current Shell employee. Investigations by authorities in other jurisdictions are ongoing.

However, there remains a high degree of uncertainty around these contingencies, as well as their potential effect on future operations, earnings, cash flows and Shell’s financial condition. Accordingly, at this time, it is not practicable to estimate the magnitude and timing of any possible obligations or payments.

Any violation of the US Foreign Corrupt Practices Act or other relevant anti-bribery, anti-corruption or anti-money laundering legislation could have a material adverse effect on Royal Dutch Shell plc’s earnings, cash flows and financial condition.

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1

Parent [Member]
Disclosure Of Legal Proceedings And Other Contingencies [Line Items]
Legal Proceedings and Other Contingencies	11 LEGAL PROCEEDINGS AND OTHER CONTINGENCIES See Note 25 to the Consolidated Financial Statements.